ADVANCES FROM THE FEDERAL HOME LOAN BANK	12 Months Ended
Jun. 30, 2012
Schedule Of Federal Home Loan Bank Advances Fhlb Bank [Abstract]
Schedule Of Federal Home Loan Bank Advances Fhlb Bank [Text Block]

NOTE G - ADVANCES FROM THE FEDERAL HOME LOAN BANK

Advances from the Federal Home Loan Bank, collateralized at June 30, 2012 and 2011 by pledges of certain residential mortgage loans totaling $38.2 million and $37.6 million, respectively, and the Banks’ investment in Federal Home Loan Bank stock, are summarized as follows:

Maturing year ended June 30, 2012
(in thousands)
2013	$9,810
2014	7,555
2015	2,366
2016	623
2017	431
2018	2,328
2019	3,249
2020-2030	703
$27,065
Premium assigned to borrowings in Frankfort First acquisition, net of amortization	—
$27,065

At June 30, 2012 interest rates for advances were fixed ranging from 1.11% to 6.95%, with a weighted-average interest rate of 2.27%.

Maturing year ended June 30, 2011
(in thousands)
2012	$3,184
2013	7,810
2014	7,555
2015	2,366
2016	623
2017	431
2018	2,328
2019-2030	952
$25,249
Premium assigned to borrowings in Frankfort First acquisition, net of amortization	12
$25,261

At June 30, 2011 interest rates for advances were fixed ranging from 1.11% to 6.95%, with a weighted-average interest rate of 2.50%.

Each advance is payable at its maturity date, with a prepayment penalty for fixed rate advances. Based on collateral composed of first mortgage loans and the Company’s holdings of FHLB stock, the Company was eligible to borrow up to $65.9 million as of June 30, 2012.